Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Assets, Current [Abstract]
Cash	$ 405,404	$ 1,344,228
Prepaid expenses and other current assets	229,337	207,680
Total current assets	634,741	1,551,908
Cash and marketable securities held in Trust Account	209,596,708	203,188,704
Other assets	0	85,984
TOTAL ASSETS	210,231,449	204,826,596
Current liabilities:
Accounts payable	195,678	25,439
Related party payable	34,681	34,048
Accrued legal services	840,733	0
Accrued liabilities	125,213	114,000
Total current liabilities	1,196,305	173,487
Warrant liability	1,673,550	241,735
Total liabilities	2,869,855	415,222
Commitments and contingencies (Notes 3 and 4)
Shareholders' equity (deficit):
Retained earnings (accumulated deficit)	(2,136,447)	1,321,337
Total shareholders' equity (deficit)	(2,135,114)	1,322,670
TOTAL LIABILITIES, REDEEMABLE ORDINARY SHARES AND SHAREHOLDERS' EQUITY (DEFICIT)	210,231,449	204,826,596
Class A Ordinary Shares
Current liabilities:
Class A ordinary shares subject to possible redemption, par value of $0.0001 per share; 200,000,000 shares authorized; 20,000,000 shares at a redemption value of $10.47 per share and $10.15 per share as of September 30, 2025 and December 31, 2024, respectively	209,496,708	203,088,704
Class B Ordinary Shares
Shareholders' equity (deficit):
Ordinary shares	$ 1,333	$ 1,333